Vessels (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessels, net	$ 0	$ 66,633
Vessel depreciation	$ 0	$ 686